SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 93.8%
	Alabama — 5.1%
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	$ 250,000	$ 268,650
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.375% due 8/1/2037 (put 2/2/2026)	2,000,000	1,999,944
	City of Mobile Alabama (Alabama Power Co.) IDB,
	Series A,
[a]	3.30% due 7/15/2034 (put 3/12/2026)	1,000,000	1,000,598
[a]	3.375% due 6/1/2034 (put 6/26/2029)	1,000,000	1,010,002
[a]	Series C, 3.78% due 6/1/2034 (put 6/16/2026)	1,115,000	1,118,150
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	240,000	255,749
	Arizona — 2.1%
[a]	Arizona (Gunsmoke Ranch Apartments LP) IDA, 5.00% due 3/1/2058 (put 11/1/2026)	1,500,000	1,526,141
[a]	Arizona HFA, Series B, 3.57% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	810,000	802,635
	California — 8.6%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	374,708
	California Community Choice Financing Authority (Guaranty: American General Life) (Green Bond), Series C, 5.00% due 4/1/2031	1,750,000	1,881,715
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series A-1, 4.00% due 5/1/2053 (put 8/1/2028)	1,000,000	1,015,386
[a]	Series B-1, 5.00% due 7/1/2053 (put 8/1/2029)	1,000,000	1,050,473
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 3.45% due 12/1/2044 (put 12/1/2026)	1,000,000	1,001,063
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.80% due 7/1/2043 (put 2/17/2026)	1,000,000	996,053
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.00% due 5/15/2030	2,000,000	2,197,008
	Tulare Public Financing Authority (BAM), 5.00% due 4/1/2027 - 4/1/2028	1,055,000	1,060,939
	Colorado — 1.2%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	1,000,000	1,001,383
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2030	350,000	354,692
	Florida — 4.7%
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	275,000	278,895
	City of Tampa (State of Florida Cigarette Tax Revenue), Series A, 5.00% due 9/1/2026	300,000	304,045
[b]	City of Venice (Southwest Florida Retirement Center, Inc. Obligated Group), Series B-2, 4.50% due 1/1/2030	575,000	575,285
[a]	Florida Housing Finance Corp. (GNMA), Series B, 3.35% due 10/1/2027 (put 10/1/2026)	1,000,000	1,003,185
[a]	Florida Housing Finance Corp. (Southward Village Phase 2 LP), Series T, 3.20% due 12/1/2044 (put 12/1/2028)	1,000,000	1,008,499
	Lee County (Shell Point Obligated Group) IDA, Series B-2, 4.375% due 11/15/2029	1,000,000	1,006,157
[a]	Miami-Dade County Housing Finance Authority (St. Mary Towers Apartments LLLP) (HUD), 3.40% due 4/1/2041 (put 10/1/2026)	1,000,000	1,000,249
	Georgia — 7.0%
[a]	Atlanta Urban Residential Finance Authority (Trinity Flats Redevelopment LP) (FHA, GNMA), 3.20% due 2/1/2030 (put 2/1/2029)	1,000,000	1,000,414
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,320,927
[a]	Development Authority of Burke County (Georgia Power Co.), Series 1994, 3.80% due 10/1/2032 (put 5/21/2026)	1,000,000	1,001,544
[a]	Development Authority of Burke County (Oglethorpe Power Corp.), Series A, 3.60% due 1/1/2040 (put 2/1/2030)	620,000	629,193
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series A, 5.00% due 6/1/2053 (put 6/1/2030)	800,000	843,169
	Series B, 5.00% due 12/1/2030	810,000	859,024
[a]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series C, 5.00% due 9/1/2053 (put 9/1/2030)	1,500,000	1,590,332
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2026	495,000	502,098
	Illinois — 6.6%
	Chicago O’Hare International Airport AMT, Series E, 5.00% due 1/1/2027	1,380,000	1,404,121
[a]	City of Chicago (New City Redevelopment LP), 3.50% due 8/1/2027 (put 8/1/2026)	1,270,000	1,269,567
	City of Chicago (Water System), 5.00% due 11/1/2027	560,000	568,537
	City of Chicago Waterworks Revenue, 5.00% due 11/1/2029	385,000	390,979
	Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southwest (BAM) GO, 5.00% due 12/1/2029	350,000	377,164
	Illinois Finance Authority (Ascension Health Credit Group), Series C, 5.00% due 2/15/2029	275,000	280,883
[a]	Knox Warren Etc Counties Community College District No. 518 Carl Sandburg GO, 3.375% due 12/1/2035	1,000,000	1,000,569
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2028	440,000	455,675
	State of Illinois GO, Series B, 5.00% due 3/1/2027 - 9/1/2027	1,495,000	1,537,829
	Indiana — 2.3%
[a]	City of Rockport (Indiana Michigan Power Co.), Series A, 3.70% due 6/1/2047 (put 6/1/2029)	1,200,000	1,223,189
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 3.45% due 5/1/2028 (put 3/2/2026)	1,000,000	1,000,124
	Westfield-Washington Schools (State Intercept) GO, Series C, 6.00% due 1/15/2026	340,000	340,348
	Iowa — 2.7%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,000,000	3,027,192
	Kentucky — 3.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	$1,000,000	$ 1,004,711
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A, 5.25% due 6/1/2055 (put 12/1/2029)	2,300,000	2,432,800
	Louisiana — 2.2%
	City of Shreveport (AG) GO, Series A, 5.00% due 3/1/2026	500,000	501,337
[a]	Louisiana Housing Corp. (NSAEB 603 LLC) (FHA), 3.15% due 4/1/2030 (put 4/1/2029)	900,000	900,215
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	1,000,000	1,014,042
	Massachusetts — 2.3%
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 3.92% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,494,535
	Michigan — 0.1%
[a]	Michigan Strategic Fund (Consumers Energy Co.) AMT, 3.35% due 10/1/2049 (put 10/1/2027)	110,000	109,560
	Montana — 0.9%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,016,996
	Nebraska — 2.3%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	1,000,000	1,043,681
[a]	Central Plains Energy Project (Guaranty: Royal Bank of Canada), Series A-1, 5.00% due 8/1/2055 (put 8/1/2031)	920,000	980,429
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	501,038
	Nevada — 1.4%
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,000,566
	Reno-Tahoe Airport Authority AMT, Series A, 5.00% due 7/1/2029	500,000	529,530
	New Jersey — 0.9%
[a]	New Jersey Housing & Mortgage Finance Agency (Rowan Preservation LLC) (HUD), 3.10% due 7/1/2029 (put 7/1/2028)	1,000,000	999,861
	New Mexico — 1.4%
[a]	City of Farmington (Public Service Co. of New Mexico), Series B, 3.875% due 6/1/2040 (put 6/1/2029)	1,000,000	1,015,300
	New Mexico Hospital Equipment Loan Council (San Juan Regional Medical Center, Inc.), 5.00% due 6/1/2030	525,000	566,295
	New York — 3.8%
[a]	New York City Housing Development Corp. (FHA) (Green Bond), Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,098,758
[a,c]	New York City Housing Development Corp. (Green Bond), Series A, 3.25% due 11/1/2065 (put 2/1/2030)	1,200,000	1,195,980
[a]	New York State Housing Finance Agency (HUD, SONYMA) (Green Bond), Series A-2, 3.65% due 11/1/2062 (put 11/1/2028)	400,000	400,066
	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue),
[a]	Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	500,000	503,976
[a]	Series C1B, 5.00% due 5/15/2051 (put 5/15/2026)	695,000	700,026
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2027	270,000	274,110
	North Carolina — 1.1%
	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group), 5.00% due 10/1/2031	500,000	533,825
	North Carolina Medical Care Commission (United Methodist Retirement Homes Inc Obligated Group),
	Series 2024B-1, 4.25% due 10/1/2028	150,000	150,094
	Series 2024B-2, 3.75% due 10/1/2028	500,000	500,158
	Ohio — 1.6%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group) ETM, 5.00% due 11/15/2027 - 11/15/2028	510,000	535,982
	Northeast Ohio Medical University (BAM), 5.00% due 12/1/2029	260,000	281,729
	Ohio Air Quality Development Authority (American Electric Power Co., Inc.) AMT, Series A, 3.75% due 1/1/2029	1,000,000	1,002,629
	Oklahoma — 2.8%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,012,102
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	500,000	523,005
	Muskogee Industrial Trust (Muskogee County No. 20) ISD, 5.00% due 9/1/2027	475,000	485,530
	Oklahoma County Finance Authority (Oklahoma County ISD No. 41 Western Heights), 5.00% due 9/1/2030	1,000,000	1,049,852
	Pennsylvania — 4.3%
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.00% due 6/1/2027	465,000	474,961
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,220,000	1,251,586
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2026	485,000	486,776
	Pennsylvania (UPMC Obligated Group) EDFA, 5.00% due 3/15/2026	220,000	220,838
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA AMT, 4.25% due 7/1/2041 (put 7/1/2027)	765,000	773,226
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 3.875% due 8/1/2037 (put 8/3/2026)	1,500,000	1,502,663
	South Carolina — 0.9%
[a]	South Carolina Jobs-EDA (Guaranty: International Paper Co.) AMT, Series A, 4.00% due 4/1/2033 (put 4/1/2026)	1,000,000	1,001,416
	Tennessee — 4.3%
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Artist Lofts LP), 3.20% due 12/1/2059 (put 12/1/2029)	1,500,000	1,505,876
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2030	1,000,000	1,086,691
[a]	Tennergy Corp. (Guaranty: Royal Bank of Canada), Series A, 5.00% due 10/1/2054 (put 12/1/2029)	2,040,000	2,146,188
	Texas — 14.2%
[a]	Boerne School District (PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	980,000	983,608

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2025 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[a]	Central Texas Turnpike System, Series B, 5.00% due 8/15/2042 (put 8/15/2030)	$ 105,000	$ 113,354
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2031	1,000,000	1,096,808
	City of Georgetown Utility System Revenue (BAM), 5.00% due 8/15/2026	400,000	405,804
[a]	Dickinson (PSF-GTD) ISD GO, 3.10% due 8/1/2037 (put 8/2/2027)	825,000	825,258
[a]	Fort Bend (PSF-GTD) ISD GO, Series B, 3.80% due 8/1/2055 (put 8/1/2028)	750,000	769,224
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), 5.00% due 11/15/2029	325,000	337,445
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,054,248
	Hays Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2027 (pre-refunded 8/15/2026)	385,000	390,823
[a]	Houston Housing Finance Corp. (Cordova Apartments), 3.65% due 2/1/2048 (put 2/1/2028)	1,000,000	1,009,840
	Main Street Market Square Redevelopment Authority (Houston Reinvestment Zone No. 3) (BAM), 5.00% due 9/1/2030	1,000,000	1,001,426
[a]	North East (PSF-GTD) ISD GO, 3.75% due 8/1/2049 (put 8/1/2027)	960,000	972,975
[a]	Northside (PSF-GTD) ISD GO, Series B, 3.45% due 8/1/2054 (put 8/1/2027)	990,000	996,732
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2026 - 12/15/2029	1,625,000	1,693,423
[a]	Texas State Affordable Housing Corp. (AHFC-FC Norman Housing LP), 3.625% due 1/1/2045 (put 1/1/2027)	1,000,000	1,004,084
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,120,000	2,121,251
	Virginia — 1.8%
[a]	Halifax County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 12/1/2041 (put 5/28/2027)	1,610,000	1,628,811
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2027	400,000	408,233
	Washington — 1.4%
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,007,948
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series B-1, 4.50% due 7/1/2031	500,000	501,154
	West Virginia — 0.5%
[a]	West Virginia (Appalachian Power Co.) EDA AMT, Series A, 3.30% due 1/1/2041 (put 9/1/2028)	600,000	597,607
	Wisconsin — 2.2%
	Peshtigo School District, 4.75% due 3/1/2027	975,000	976,304
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	359,059
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2026	300,000	301,180
[a]	Wisconsin Housing & EDA (Flats at Bishops Woods LP), Series F, 5.00% due 12/1/2027 (put 12/1/2026)	350,000	356,700
[a]	Wisconsin Housing & EDA Housing Revenue (HUD), Series E, 3.875% due 11/1/2054 (put 5/1/2027)	415,000	415,129
	Total Long-Term Municipal Bonds — 93.8% (Cost $103,107,253)		103,851,849
	SHORT-TERM INVESTMENTS — 3.6%
	Municipal Bonds — 3.6%
	New York — 3.2%
[a]	City of New York (SPA Barclays Bank plc) GO, Series B-5, 2.50% due 10/1/2046 (put 1/2/2026)	1,535,000	1,535,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series C-4, 2.50% due 11/1/2036 (put 1/2/2026)	2,000,000	2,000,000
	North Carolina — 0.3%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 2.55% due 1/15/2038 (put 1/2/2026)	335,000	335,000
	Texas — 0.1%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 2.57% due 4/1/2040 (put 1/2/2026)	125,000	125,000
	Total Municipal Bonds — 3.6% (Cost $3,995,000)		3,995,000
	Mutual Fund — 0.0%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.70%	3,394	3,394
	Total Mutual Fund — 0.0% (Cost $3,394)		3,394
	Total Short-Term Investments — 3.6% (Cost $3,998,394)		3,998,394
	Total Investments — 97.4% (Cost $107,105,647)		$107,850,243
	Other Assets Less Liabilities — 2.6%		2,886,017
	Net Assets — 100.0%		$110,736,260

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2025 (Unaudited)

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $4,845,922, representing 4.38% of the Fund’s net assets.
c	When-issued security.
d	Rate represents the money market fund annualized seven-day yield at December 31, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
PSF-GTD	Guaranteed by Permanent School Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.